Credit Risk - Group Level Credit Risk Management, Additional Information (Details) £ in Millions	12 Months Ended
	Dec. 31, 2022 GBP (£) scenario	Dec. 31, 2021 GBP (£)	Dec. 31, 2020 GBP (£)
Disclosure of credit risk exposure [line items]
Minimum ECL to recognise judgemental adjustments	£ 1
Loss allowance	£ 1,007	£ 866
Climate change, period covered for ECL calculations	5 years
Stage 3
Disclosure of credit risk exposure [line items]
ECL individually assessed	£ 129	100
Minimum | Stage 3
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	68
Maximum | Stage 3
Disclosure of credit risk exposure [line items]
ECL under reasonably possible judgements	203
JAs
Disclosure of credit risk exposure [line items]
Loss allowance	167
JAs | Long-term indeterminate arrears
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	13
Loss allowance	13
JAs | Long-term indeterminate arrears | No delay in repossession
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	12
JAs | Long-term indeterminate arrears | Three-year repossession delay
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	14
JAs | 12+ months in arrears
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	22
Loss allowance	22
JAs | 12+ months in arrears | No delay in repossession
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	7
JAs | 12+ months in arrears | Three-year repossession delay
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	28
JAs | UPL loss floor
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	15
Loss allowance	15
JAs | UPL loss floor | Increased PD stress factor
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 12
Number of macroeconomic scenarios | scenario	5
JAs | Model underestimation
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	£ 57
Loss allowance	57
JAs | Model underestimation | Corrected model underestimation
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	49
JAs | Model underestimation | Model uplift estimation
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	60
JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments		23
Loss allowance	23
ECL, minimum default amount			£ 10
JAs | Corporate single large exposure | One average losses
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements		12
JAs | Corporate single large exposure | Three average losses
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements		35
JAs | Other
Disclosure of credit risk exposure [line items]
Loss allowance	37
ECL, underlay amount	32
Affordability and cost of living JAs
Disclosure of credit risk exposure [line items]
Loss allowance	130	18
Affordability and cost of living JAs | Mortgages affordability
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	9
Mortgages moved from stage 1 to stage 2	5,000
Loss allowance	27	18
Affordability and cost of living JAs | Retail Unsecured Affordability
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	35
Loss allowance	35
Affordability and cost of living JAs | Retail Unsecured Affordability | Different sensitivities to PD uplifts | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	49
Affordability and cost of living JAs | Retail Unsecured Affordability | Different sensitivities to PD uplifts | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	82
Affordability and cost of living JAs | Corporate lending to segments affected by supply chain
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	61
Loss allowance	61
Affordability and cost of living JAs | Corporate lending to segments affected by supply chain | Different sensitivities to PD uplifts | Minimum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	26
Affordability and cost of living JAs | Corporate lending to segments affected by supply chain | Different sensitivities to PD uplifts | Maximum
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	187
Affordability and cost of living JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Increase in judgmental adjustments	7
Loss allowance	7
Affordability and cost of living JAs | SME debt burden | Full lifetime losses
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	3
Affordability and cost of living JAs | SME debt burden | 50% coverage on all accounts
Disclosure of credit risk exposure [line items]
Judgemental adjustments under reasonably possible judgements	£ 15
Covid-19 JAs
Disclosure of credit risk exposure [line items]
Loss allowance		236
Covid-19 JAs | Model underestimation
Disclosure of credit risk exposure [line items]
Loss allowance		28
Covid-19 JAs | Corporate lending to segments affected by Covid-19
Disclosure of credit risk exposure [line items]
Loss allowance		176
Probation period	18 months
Covid-19 JAs | Corporate single large exposure
Disclosure of credit risk exposure [line items]
Loss allowance		23
Covid-19 JAs | SME debt burden
Disclosure of credit risk exposure [line items]
Loss allowance		£ 9